Cover Cover	Mar. 10, 2020	Nov. 08, 2019
Cover page.
Document Type	8-K
Document Period End Date	Mar. 10, 2020
Entity Registrant Name	WORKHORSE GROUP INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-53704
Entity Tax Identification Number	26-1394771
Entity Address, Address Line One	100 Commerce Drive
Entity Address, City or Town	Loveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45140
City Area Code	(513)
Local Phone Number	360-4704
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	WKHS
Entity Central Index Key		0001425287
Amendment Flag		false